FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	SFr 1,718	SFr 1,450	SFr 638
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(199)	(51)	304
Net gains/(losses) of which related to credit risk - on assets	0	(3)	2
Loans
Gains (losses) on financial instruments
Net gains/(losses)	308	163	443
Net gains/(losses) of which related to credit risk - on assets	89	(239)	(13)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	37	246	519
Net gains/(losses) of which related to credit risk - on assets	(312)	(202)	133
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(71)	(44)	(22)
Net gains/(losses) of which related to credit risk - on liabilities	(3)	(1)	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(151)	(156)	(43)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(495)	1,916	98
Net gains/(losses) of which related to credit risk - on liabilities	2	1	2
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	9,414	6,767	(2,644)
Net gains/(losses) of which related to credit risk - on liabilities	4	3	0
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(88)	54	171
Net gains/(losses) of which related to credit risk - on liabilities	SFr (207)	SFr (164)	SFr 71